Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
Note 17—Segment Information

Effective in the first quarter of 2015, we changed our reportable segments to separate our retail operations from our prior refining, distribution and marketing segment due to a change in senior leadership, organizational structure and to reflect how we currently make financial decisions and allocate resources. After the realignment, our structure consists of the following four business segments: (i) Refining and Distribution, (ii) Retail, (iii) Natural Gas and Oil Production, and (iv) Commodity Marketing and Logistics. Corporate and Other includes trust litigation and settlements and other administrative costs. We have recast the segment information for the years ended December 31, 2014 and 2013 to conform to the current presentation. Summarized financial information concerning reportable segments consists of the following (in thousands):

For the year ended December 31, 2014	Refining and Distribution	Retail	Natural Gas and Oil Production	Commodity Marketing and Logistics	Corporate and Other	Total
Segment revenues	$2,816,667	$231,673	$5,984	$189,160	$—	$3,243,484
Intersegment elimination	(135,459)	—	—	—	—	(135,459)
Revenues	2,681,208	231,673	5,984	189,160	—	3,108,025
Costs of revenue	2,566,811	187,150	—	183,511		2,937,472
Operating expense, excluding DD&A	115,785	25,115	—	—	—	140,900
Lease operating expenses	—	—	5,673	—	—	5,673
Depreciation, depletion, and amortization	7,889	2,353	2,376	2,018	261	14,897
Loss on sale of assets, net	—	—	624	—	—	624
General and administrative expense	12,746	2,858	37	4,310	14,353	34,304
Acquisition and integration costs	4,576	—	—	—	7,111	11,687
Operating (loss) income	(26,599)	14,197	(2,726)	(679)	(21,725)	(37,532)
Interest expense and financing costs, net						(19,783)
Other income (expense), net						(312)
Change in value of common stock warrants						4,433
Change in value of contingent consideration						2,849
Equity earnings from Piceance Energy, LLC						2,849
Loss before income taxes						(47,496)
Income tax expense						455
Net loss						$(47,041)

Total assets	$418,211	$42,389	$105,615	$87,695	$87,097	$741,007
Goodwill	$—	$13,796	$—	$6,990	$—	$20,786
Capital expenditures	$14,314	$479	$12	$300	$1,523	$16,628

For the year ended December 31, 2013	Refining and Distribution	Retail	Natural Gas and Oil Production	Commodity Marketing and Logistics	Corporate and Other	Total
Segment revenues	$755,406	$48,913	$7,739	$100,149	$—	$912,207
Intersegment elimination	(26,193)	—	—	—	—	(26,193)
Revenues	729,213	48,913	7,739	100,149	—	886,014
Costs of revenue	734,122	39,461	—	83,483		857,066
Operating expense, excluding DD&A	21,428	5,823	—	—	—	27,251
Lease operating expense	—	—	5,676	—	—	5,676
Depreciation, depletion, and amortization	1,690	577	1,706	2,009	—	5,982
Loss on sale of assets, net	—	—	(50)	—	—	(50)
Trust litigation and settlements	—	—	—	—	6,206	6,206
General and administrative expense	2,605	291	130	5,206	13,262	21,494
Acquisition and integration costs	—	—	—	—	9,794	9,794
Operating (loss) income	(30,632)	2,761	277	9,451	(29,262)	(47,405)
Interest expense and financing costs, net						(19,426)
Other income (expense), net						758
Change in value of common stock warrants						(10,159)
Equity loss from Piceance Energy, LLC						(2,941)
Loss before income taxes						(79,173)
Income tax expense						—
Net loss						$(79,173)

Total assets	$605,769	$36,071	$109,316	$52,048	$10,009	$813,213
Goodwill	$—	$13,613	$—	$6,990	$—	$20,603
Capital expenditures	$6,753	$—	$471	$—	$544	$7,768